Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Intangible Assets
9.	Goodwill and Intangible Assets

 Goodwill

A reconciliation of the changes to the Company's carrying amount of goodwill for the years ended March 31, 2012 and 2011 was as follows:

Balance at March 31, 2010	$8,155
Goodwill impairment	(1,546)
Balance at March 31, 2011	$6,609
Goodwill impairment	(2,969)
Balance at March 31, 2012	$3,640

Fair value is defined under ASC 820, Fair Value Measurements and Disclosures as, “The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. The Company considered the income and market approaches to derive an opinion of value. Under the income approach, the Company utilized the discounted cash flow method, and under the market approach, consideration was given to the guideline public company method, the merger and acquisition method, and the market capitalization method.

As a result of the assessment, the Company determined that its net book value exceeded the implied fair value; and recorded an impairment charge of $2,969 for the year ended March 31, 2012 and $1,546 for the year ended March 31, 2011 to write down goodwill. The impairment charge is included “Impairment of goodwill and intangible assets” within operating expenses in the statements of operations.

Intangible Assets

A reconciliation of the changes to the Company's carrying amount of intangible assets for the years ended March 31, 2012 and 2011 was as follows:

	Amortizable	Unamortizable	Total
	Intangible Assets	Intangible Assets	Intangible Assets
Balance at March 31, 2010	1,704	6,491	8,195
Amortization	(347)	-	(347)
Impairment of intangibles	(464)	(4,018)	(4,482)
Balance at March 31, 2011	893	2,473	3,366
Amortization	(230)	-	(230)
Impairment of intangibles	-	(2,319)	(2,319)
Balance at March 31, 2012	$663	$154	$817

The Company performed its annual review of the fair value of intangible assets in the fourth quarter of fiscal 2012. The Company considered the income and market approaches to derive an opinion of value. As a result of the assessment, the Company determined that its net book value exceeded the implied fair value; and recorded an impairment charge of $2,319 for the year ended March 31, 2012 and $4,018 for the year ended March 31, 2011 to write down intangible assets. The impairment charge is included “Impairment of goodwill and intangible assets” within operating expenses in the statements of operations.

The components of intangible assets as at March 31, 2011 and 2012 were as follows:

	As of March 31, 2012
		Accumulated
	Cost	Amortization	Net

Software	$1,611	$(948)	$663
Trade name / Trademark	154	-	$154
Customer list	1,220	(1,220)	$(0)
License agreements	443	(443)	$(0)
	$3,428	$(2,611)	$817

	As of March 31, 2011
		Accumulated
	Cost	Amortization	Net

Software	$1,611	$(718)	$893
Trade name / Trademark	2,473	-	$2,473
Customer list	1,220	(1,220)	$(0)
License agreements	443	(443)	$(0)
	$5,747	$(2,381)	$3,366

The Company has included amortization of acquired intangible assets directly attributable to revenue-generating activities in cost of revenues. The Company has included amortization of acquired intangible assets not directly attributable to revenue-generating activities in operating expenses. During the years ended March 31, 2012 and 2011, the Company recorded amortization expense for continuing operations in the amount of $230 and $295, respectively, in cost of revenues; and amortization expense in the amount of $0 and $54 respectively, in operating expenses. During the years ended March 31, 2012 and 2011 the Company recorded amortization expense for discontinued operations in the amount of $0 and $26, respectively, in cost of revenues; and amortization expense in the amount of $0 and $40, respectively, in operating expenses.

Based on the amortizable intangible assets as of March 31, 2012, we estimate amortization expense for the next five years to be as follows:

Amortization
Year Ending March 31,	Expense
(in thousands)

2013	$232
2014	232
2015	199
$663

 Below is a summary impairment of Goodwill and Intangible assets:

	Intangible Assets	Goodwill

Balance as of March 31, 2010	$9,676	$53,066

Impairment	4,482	1,546

Balance as of March 31, 2011	$14,158	$54,612

Impairment	2,319	2,969

Balance as of March 31, 2012	$16,477	$57,581